Employee Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Defined Benefit and Postretirement Benefit Plans

	Domestic Pension Benefits		Foreign Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010	2011	2010
Change in Benefit Obligation
Benefit obligation at beginning of year	$19	$17	$183	$178	$20	$19
Service cost	—	—	—	—	—	—
Interest cost	1	1	10	10	1	1
Actuarial loss	1	2	18	5	1	2
Effect of foreign exchange rates	—	—	(1)	(3)	—	—
Plan participant contributions	—	—	—	—	1	1
Benefits paid	(1)	(1)	(5)	(7)	(3)	(3)
Other	—	—	1	—	—	—

Benefit obligation at end of year	$20	$19	$206	$183	$20	$20

Change in Plan Assets
Fair value of plan assets at beginning of year	$—	$—	$176	$159	$1	$1
Actual return on plan assets, net of expenses	—	—	12	14	—	—
Employer contribution	1	1	8	13	1	2
Plan participant contributions	—	—	—	—	1	1
Effect of foreign exchange rates	—	—	(1)	(3)	—	—
Benefits paid	(1)	(1)	(5)	(7)	(3)	(3)

Fair value of plan assets at end of year	$—	$—	$190	$176	$—	$1

Unfunded status	$(20)	$(19)	$(16)	$(7)	$(20)	$(19)

Accumulated benefit obligation	$20	$19	$205	$182	n/a	n/a

Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$20	$19	$140	$121	n/a	n/a

Accumulated benefit obligation	$20	$19	$140	$121	n/a	n/a

Fair value of plan assets	$—	$—	$105	$97	n/a	n/a

Components of net periodic benefit cost and the impact of the plan curtailments and settlements

	Domestic Pension Benefits			Foreign Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost	$—	$—	$—	$—	$—	$5	$—	$—	$—
Interest cost	1	1	1	10	10	13	1	1	1
Expected return on plan assets	—	—	—	(12)	(10)	(10)	—	—	—
Amortization of net actuarial loss	—	—	—	1	1	5	—	—	—
Other	—	—	—	1	—	—	—	—	—
Settlement and curtailment (gain) loss	—	—	—	—	—	(4)	—	—	—

Net periodic benefit cost	$1	$1	$1	$—	$1	$9	$1	$1	$1

Weighted average assumptions used to determine benefit obligations

	Domestic Pension Benefits		Foreign Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010	2011	2010
Discount rate	4.25%	5.00%	4.68%	5.34%	4.00%	4.75%
Rate of compensation increase	n/a	n/a	3.26%	3.64%	n/a	n/a

Weighted average assumptions used to determine net periodic benefit cost

	Domestic Pension Benefits			Foreign Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Discount rate	5.00%	5.51%	5.99%	5.34%	5.93%	6.19%	4.75%	5.50%	6.00%
Rate of compensation increase	n/a	n/a	n/a	3.64%	3.50%	3.93%	n/a	n/a	n/a
Expected return on plan assets	n/a	n/a	n/a	6.52%	6.56%	6.25%	7.10%	7.10%	7.50%

Fair value of the plan assets measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$55	$—	$—	$55
Collective Trusts	—	5	—	5
Equity Index Funds	—	67	—	67
Bond Index Funds	—	63	—	63

Total	$55	$135	$—	$190

	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$44	$—	$—	$44
Collective Trusts	—	5	—	5
Equity Index Funds	—	72	—	72
Bond Index Funds	—	56	—	56

Total	$44	$133	$—	$177

Expected pension and postretirement benefit plan payments

	Domestic Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
2012	$1	$7	$2
2013	$1	$8	$2
2014	$1	$9	$2
2015	$1	$9	$2
2016	$1	$10	$1
2017 — 2021	$7	$56	$6

Multi-Employer Pension Plans

Pension Fund	EIN/ Pension Plan Number	Pension Protection Act Zone Status				Contributions
		2011		2010		2011	2010	2009
New York Hotel Trades Council and Hotel Association of New York City, Inc. Pension Fund	13-1764242/001	Yellow	(a)	Yellow	(b)	$4	$4	$5
Other Funds						5	5	4

Total Contributions						$9	$9	$9